Advances to Suppliers and Impairment	12 Months Ended
Dec. 31, 2024
Advances to Suppliers and Impairment [Abstract]
Advances to Suppliers and Impairment

Note 5 – Advances to Suppliers and Impairment

During 2023 and 2022, the Company made payments for the creation of a software platform (“Platform”) and mobile application (“App”), which had not been placed in service as of December 31, 2023. At December 31, 2023, the Company had discontinued the development of both the Platform and the App and does not currently expect to receive any benefit from the costs incurred to develop these products. Therefore, during 2023 the Company has recorded an impairment charge for the entire amount of costs incurred for these products, which was approximately $1,818,000.